United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/10

Date of Reporting Period:  Six months ended 3/31/10

Item 1.                      Reports to Stockholders

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2010	Year Ended September 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.89	$9.61	$9.72	$9.79	$9.89	$10.11
Income From Investment Operations:
Net investment income	0.21	0.45[1]	0.48[1]	0.52	0.48[1]	0.52
Net realized and unrealized gain (loss) on investments and futures contracts	0.03	0.33	(0.07)	(0.06)	(0.09)	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.78	0.41	0.46	0.39	0.29
Less Distributions:
Distributions from net investment income	(0.24)	(0.50)	(0.52)	(0.53)	(0.49)	(0.51)
Net Asset Value, End of Period	$9.89	$9.89	$9.61	$9.72	$9.79	$9.89
Total Return[2]	2.40%	8.34%	4.27%	4.85%	4.11%	2.96%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.35%	0.35%	0.33%	0.33%
Net investment income	4.21%[3]	4.59%	4.94%	5.35%	4.95%	5.11%
Expense waiver/reimbursement[4]	0.27%[3]	0.25%	0.22%	0.21%	0.39%	0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$292,134	$288,052	$299,358	$290,967	$271,216	$260,040
Portfolio turnover	88%	200%	222%	311%	286%	151%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	9%	35%	25%	66%	143%	79%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2010	Year Ended September 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.89	$9.61	$9.72	$9.79	$9.89	$10.11
Income From Investment Operations:
Net investment income	0.19	0.42[1]	0.46[1]	0.50	0.45[1]	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	0.03	0.33	(0.07)	(0.06)	(0.09)	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.75	0.39	0.44	0.36	0.26
Less Distributions:
Distributions from net investment income	(0.22)	(0.47)	(0.50)	(0.51)	(0.46)	(0.48)
Net Asset Value, End of Period	$9.89	$9.89	$9.61	$9.72	$9.79	$9.89
Total Return[2]	2.25%	8.04%	4.00%[3]	4.57%	3.82%	2.66%
Ratios to Average Net Assets:
Net expenses	0.64%[4]	0.63%	0.62%	0.61%	0.62%	0.62%
Net investment income	3.92%[4]	4.31%	4.67%	5.08%	4.67%	4.80%
Expense waiver/reimbursement[5]	0.47%[4]	0.45%	0.44%	0.41%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,670	$56,017	$60,002	$68,287	$70,660	$62,647
Portfolio turnover	88%	200%	222%	311%	286%	151%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	9%	35%	25%	66%	143%	79%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.11% on total return.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,024.00	$1.77
Institutional Service Shares	$1,000	$1,022.50	$3.23
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.19	$1.77
Institutional Service Shares	$1,000	$1,021.74	$3.23
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.35%
Institutional Service Shares	0.64%
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Portfolio of Investments Summary Table (unaudited)

At March 31, 2010, the Fund's portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	101.8%
Non-Agency Mortgage-Backed Securities	5.3%
Dollar-Roll Collateral[2]	1.2%
Cash Equivalent[3]	8.2%
Other Assets and Liabilities — Net[4]	(16.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreement purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

March 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Mortgage-Backed Securities – 90.3%
		Federal Home Loan Mortgage Corporation – 58.0%
$59,632,481	[1]	4.500%, 6/1/2019 - 5/1/2040	61,003,164
59,378,710		5.000%, 2/1/2019 - 10/1/2039	61,731,032
49,825,004		5.500%, 4/1/2021 - 10/1/2039	52,784,779
21,144,462		6.000%, 9/1/2021 - 2/1/2038	22,800,623
2,450,597		6.500%, 10/1/2037	2,662,973
559,692		7.500%, 1/1/2027 - 2/1/2031	613,676
50,915		8.000%, 3/1/2031	56,572
		TOTAL	201,652,819
		Federal National Mortgage Association – 30.4%
978,981		4.500%, 12/1/2019	1,030,283
41,289,003	[1]	5.000%, 7/1/2019 - 5/1/2040	42,875,382
33,315,835		5.500%, 9/1/2034 - 11/1/2039	35,155,288
20,847,161		6.000%, 11/1/2034 - 4/1/2038	22,190,423
3,613,795		6.500%, 2/1/2014 - 9/1/2036	3,938,128
580,987		7.000%, 6/1/2016 - 2/1/2030	631,521
13,920		7.500%, 4/1/2015	15,011
17,907		8.000%, 12/1/2026	19,822
		TOTAL	105,855,858
		Government National Mortgage Association – 1.9%
5,779,854		5.000%, 6/20/2039 - 9/20/2039	6,001,114
136,293		7.000%, 9/15/2028 - 11/15/2031	151,061
285,659		8.000%, 10/15/2030 - 11/15/2030	315,192
		TOTAL	6,467,367
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $299,881,106)	313,976,044
		Collateralized Mortgage Obligations – 16.8%
		Federal Home Loan Mortgage Corporation – 5.6%
3,132,796		0.530%, 1/15/2037, REMIC 3260 PF	3,068,632
474,835		0.540%, 6/15/2036, REMIC 3175 FE	467,439
3,068,825		0.560%, 5/15/2036, REMIC 3160 FD	3,020,422
4,072,978		0.580%, 4/15/2036, REMIC 3144 FB	4,009,353
7,016,747		0.610%, 7/15/2036, REMIC 3179 FP	6,934,334
818,715		0.630%, 8/15/2036, REMIC 3206 FE	808,123
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Principal Amount or Shares			Value
$963,901		7.500%, 4/15/2033, REMIC 3076 NM	1,012,661
		TOTAL	19,320,964
		Federal National Mortgage Association – 5.9%
550,844		0.496%, 10/25/2031, REMIC 2005-63 FC	539,839
2,446,387		0.546%, 7/25/2036,REMIC 2006-58 FP	2,405,807
3,666,097		0.586%, 11/25/2036, REMIC 2006-104 FY	3,609,467
3,684,761		0.596%, 9/25/2036, REMIC 2006-81 FB	3,626,774
3,192,150		0.606%, 12/25/2036, REMIC 2006-115 EF	3,137,407
3,580,548		0.626%, 9/25/2036, REMIC 2006-85 PF	3,515,244
1,129,506		0.626%, 10/25/2036, REMIC 2006-93 FM	1,111,356
950,412		0.646%, 6/25/2036, REMIC 2006-43 FL	937,336
6,740,992		4.500%, 6/1/2039, REMIC 396 2	1,769,484
100,219		6.500%, 4/1/2032, REMIC 321 2	22,265
		TOTAL	20,674,979
		Non-Agency Mortgage – 5.3%
1,850,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	1,901,732
1,960,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	1,831,392
2,988,395		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,636,711
1,579,828		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,499,311
1,246,373		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,068,786
1,839,408		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.437%, 5/19/2047	989,661
2,852,419		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,583,353
343	[2,3]	Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	239
63,130	[2,3]	Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	50,220
221,248	[2,3]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	8,076
2,476,372		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,075,016
1,006,279		Washington Mutual 2006-AR1, Class 2A1B, 1.533%, 1/25/2046	500,988
1,875,321		Washington Mutual 2006-AR15, Class 1A, 1.303%, 11/25/2046	1,065,920
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Principal Amount or Shares			Value
$2,341,928		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	2,294,415
		TOTAL	18,505,820
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $62,424,569)	58,501,763
		MUTUAL FUND – 8.2%
28,624,079	[4,5]	Government Obligations Fund, Institutional Shares, 0.02% (AT NET ASSET VALUE)	28,624,079
		Repurchase Agreement – 1.2%
$3,931,000	[6]	Interest in $6,028,000 joint repurchase agreement 0.17%, dated 3/16/2010 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $6,028,968 on 4/19/2010. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 11/15/2037 and the market value of that underlying security was $6,209,357 (segregated pending settlement of dollar-roll transactions). (AT COST)	3,931,000
		TOTAL INVESTMENTS — 116.5% (IDENTIFIED COST $394,860,754)[7]	405,032,886
		OTHER ASSETS AND LIABILITIES - NET — (16.5)%[8]	(57,227,948)
		TOTAL NET ASSETS-100%	$347,804,938
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $58,535, which represented 0.02% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Board of Directors (the “Directors”).
4	Affiliated company.
5	7-Day net yield.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $394,032,390.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2010.
  Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.
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  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$313,976,044	$ —	$313,976,044
Collateralized Mortgage Obligations	—	58,443,228	58,535	58,501,763
Mutual Fund	28,624,079	—	—	28,624,079
Repurchase Agreement	—	3,931,000	—	3,931,000
TOTAL SECURITIES	$28,624,079	$376,350,272	$58,535	$405,032,886
  Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Debt Securities
Balance as of October 1, 2009	$64,750
Realized gain/loss	974
Change in unrealized appreciation (depreciation)	(3,095)
Net Purchases (Sales)	(4,094)
Balance as of March 31, 2010	$58,535
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at March 31, 2010.	$(3,095)
  The following acronyms are used throughout this portfolio:
IO	— Interest Only
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
  See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities

March 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $28,624,079 of an investment in an affiliated issuer (Note 5) (identified cost $394,860,754)		$405,032,886
Cash		13
Income receivable		1,273,761
Receivable for investments sold		39,718,458
Receivable for shares sold		991,209
Prepaid expenses		51,088
TOTAL ASSETS		447,067,415
Liabilities:
Payable for investments purchased	$97,587,752
Payable for shares redeemed	1,088,698
Income distribution payable	570,845
Payable for investment adviser fee (Note 5)	189
Payable for Directors'/Trustees' fees	491
Payable for distribution services fee (Note 5)	4,060
Payable for shareholder services fee (Note 5)	10,442
TOTAL LIABILITIES		99,262,477
Net assets for 35,176,415 shares outstanding		$347,804,938
Net Assets Consist of:
Paid-in capital		$358,094,377
Net unrealized appreciation of investments		10,172,132
Accumulated net realized loss on investments and futures contracts		(19,554,361)
Distributions in excess of net investment income		(907,210)
TOTAL NET ASSETS		$347,804,938
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($292,134,494 ÷ 29,545,938 shares outstanding), $0.001 par value, 1,000,000,000 unlimited shares authorized		$9.89
Institutional Service Shares:
($55,670,444 ÷ 5,630,477 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.89
  See Notes which are an integral part of the Financial Statements
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Statement of Operations

Six Months Ended March 31, 2010 (unaudited)

Investment Income:
Interest			$7,825,202
Dividends received from an affiliated issuer (Note 5)			3,809
TOTAL INCOME			7,829,011
Expenses:
Investment adviser fee (Note 5)		$686,612
Administrative personnel and services fee (Note 5)		133,490
Custodian fees		13,118
Transfer and dividend disbursing agent fees and expenses		45,560
Directors'/Trustees' fees		2,208
Auditing fees		11,728
Legal fees		3,450
Portfolio accounting fees		66,460
Distribution services fee — Institutional Service Shares (Note 5)		69,186
Shareholder services fee — Institutional Service Shares (Note 5)		63,600
Share registration costs		80,287
Printing and postage		14,014
Insurance premiums		2,485
Taxes		12,607
Miscellaneous		1,513
TOTAL EXPENSES		1,206,318
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(461,498)
Waiver of administrative personnel and services fee	(2,862)
Waiver of distribution services fee — Institutional Service Shares	(53,655)
Reimbursement of shareholder services fee — Institutional Service Shares	(942)
TOTAL WAIVERS AND REIMBURSEMENTS		(518,957)
Net expenses			687,361
Net investment income			7,141,650
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			1,109,082
Net realized loss on futures contracts			(84,605)
Net change in unrealized appreciation of investments			(277,109)
Net realized and unrealized gain on investments and futures contracts			747,368
Change in net assets resulting from operations			$7,889,018
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2010	YearEnded 9/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,141,650	$15,439,425
Net realized gain (loss) on investments and futures contracts	1,024,477	(2,471,169)
Net change in unrealized appreciation/depreciation of investments	(277,109)	14,195,127
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,889,018	27,163,383
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,857,955)	(14,621,453)
Institutional Service Shares	(1,239,848)	(2,736,567)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,097,803)	(17,358,020)
Share Transactions:
Proceeds from sale of shares	66,569,904	79,626,060
Net asset value of shares issued to shareholders in payment of distributions declared	4,901,346	9,974,668
Cost of shares redeemed	(67,526,270)	(114,697,267)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,944,980	(25,096,539)
Change in net assets	3,736,195	(15,291,176)
Net Assets:
Beginning of period	344,068,743	359,359,919
End of period (including undistributed (distributions in excess of) net investment income of $(907,210) and $48,943, respectively)	$347,804,938	$344,068,743
  See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements

March 31, 2010 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Semi-Annual Shareholder Report
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and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. At March 31, 2010, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at March 31, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	8/15/2001	$310	$239
Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	1/29/2002	$52,437	$50,220
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$7,581	$8,076

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(84,605)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. capital stock

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,928,408	$58,831,731	6,702,800	$65,265,930
Shares issued to shareholders in payment of distributions declared	438,602	4,350,829	893,349	8,673,071
Shares redeemed	(5,938,497)	(58,944,519)	(9,641,550)	(93,451,173)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	428,513	$4,238,041	(2,045,401)	$(19,512,172)
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	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	779,921	$7,738,173	1,476,742	$14,360,130
Shares issued to shareholders in payment of distributions declared	55,500	550,517	134,107	1,301,597
Shares redeemed	(867,300)	(8,581,751)	(2,195,389)	(21,246,094)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(31,879)	$(293,061)	(584,540)	$(5,584,367)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	396,634	$3,944,980	(2,629,941)	$(25,096,539)

4. FEDERAL TAX INFORMATION

At March 31, 2010, the cost of investments for federal tax purposes was $394,032,390.The net unrealized appreciation of investments for federal tax purposes was $11,000,496. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,719,204 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,718,708.

At September 30, 2009, the Fund had a capital loss carryforward of $17,419,580 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2013	$5,970,599
2014	$2,323,596
2015	$7,353,651
2016	$1,771,734

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the Adviser voluntarily waived $452,065 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,862 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, FSC voluntarily waived $53,655 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2010, FSC retained $15,531 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2010, FSSC voluntarily reimbursed $942 of Service Fees. For the six months ended March 31, 2010, FSSC did not receive any fees paid by the Fund. For the six months ended March 31, 2010, the Fund's Institutional Shares did not incur a Service Fee.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 0.65% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2010, the Adviser reimbursed $9,433. Transactions with the affiliated company during the six months ended March 31, 2010, were as follows:

Affiliate	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2010	Value	Dividend Income
Government Obligations Fund, Institutional Shares	19,860,103	79,383,824	70,619,848	28,624,079	$28,624,079	$3,809

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2010, were as follows:

Purchases	$3,752,500
Sales	$1,422,326

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the Fund did not utilize the LOC.

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8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Change in Independent Registered Public Accounting Firm

On May 14, 2010, the Fund's Directors, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. On the same date, the Fund's previous independent registered public accounting firm, Ernst & Young LLP (E&Y) resigned. The previous reports issued by E&Y on the Fund's financial statements for the fiscal years ended September 30, 2008 and September 30, 2009, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years September 30, 2008 and September 30, 2009 and the interim period commencing October 1, 2009 and ending May 14, 2010, (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

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As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending September 30, 2010. During the Fund's fiscal years ended September 30, 2008 and September 30, 2009 and the interim period commencing October 1, 2009 and ending May 14, 2010, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Mortgage Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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29

Notes

30

Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

G02367-01 (5/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated Ultrashort Bond Fund

Established 1997

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2010

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited) 3/31/2010	Year Ended September 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.06	$8.83	$9.30	$9.36	$9.35	$9.35
Income From Investment Operations:
Net investment income	0.08[2]	0.22[2]	0.33[2]	0.40[2]	0.32	0.25
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.09	0.24	(0.47)	(0.06)	0.01	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.46	(0.14)	0.34	0.33	0.20
Less Distributions:
Distributions from net investment income	(0.08)	(0.23)	(0.33)	(0.40)	(0.32)	(0.20)
Net Asset Value, End of Period	$9.15	$9.06	$8.83	$9.30	$9.36	$9.35
Total Return[3]	1.88%	5.35%	(1.57)%	3.64%	3.56%	2.42%
Ratios to Average Net Assets:
Net expenses	0.90%[4]	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.81%[4]	2.49%	3.58%	4.22%	3.33%	2.35%
Expense waiver/reimbursement[5]	0.41%[4]	0.43%	0.44%	0.43%	0.43%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$201,253	$107,568	$31,979	$46,749	$73,894	$147,396
Portfolio turnover	17%	41%	64%	32%	15%	26%
1	On December 5, 2005, the Fund effected a one for five reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of five; and (2) since the Fund's total number of Shares decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been revised for all years presented, where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,018.80	$4.53
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.44	$4.53
1	Expenses are equal to the Fund's annualized net expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)

At March 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	38.3%
Corporate Debt Securities	25.9%
Collateralized Mortgage Obligations	9.2%
U.S. Treasury and Agency Securities[3]	7.0%
Mortgage-Backed Securities[4]	3.3%
Derivative Contracts[5,6]	0.0%
Cash Equivalents[7]	16.3%
Other Assets and Liabilities — Net[6,8]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.
4	For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate, mortgage-backed securities.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Represents less than 0.1%.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes pro rata share of net assets owned by affiliated investment companies.
Semi-Annual Shareholder Report
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Portfolio of Investments

March 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 1.3%
		Federal National Mortgage Association – 1.3%
$5,292,593		FNMA ARM 544848, 3.454%, 4/01/2030	5,453,732
3,785,627		FNMA ARM 544872, 3.740%, 7/01/2034	3,957,752
845,978		FNMA ARM 556379, 1.863%, 5/01/2040	844,308
4,263,773		FNMA ARM 618128, 3.078%, 8/01/2033	4,396,152
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $14,385,626)	14,651,944
		Asset-Backed Securities – 38.3%
		Auto Receivables – 19.4%
2,000,000		Ally Auto Receivables Trust 2010-1, Class A2, 0.75%, 4/15/2012	2,000,000
10,000,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 1.98%, 1/15/2015	10,014,818
2,705,462		Americredit Automobile Receivables Trust 2005-BM, Class A4, 0.308%, 5/6/2012	2,706,542
4,283,275		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	4,365,869
1,903,511		Americredit Automobile Receivables Trust 2005-DA, Class A4, 5.02%, 11/6/2012	1,946,561
8,373,166		Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.268%, 10/6/2013	8,256,280
106,067		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	106,543
3,150,000		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	3,255,862
6,145,000		Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.308%, 4/7/2014	5,994,849
3,500,000		Americredit Automobile Receivables Trust 2009-1, Class B, 3.76%, 7/15/2015	3,559,950
7,000,000		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 10/1/2018	7,000,000
2,460,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	2,537,758
3,000,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.38%, 9/15/2014	3,021,557
6,500,000		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	6,622,423
8,000,000	[1,2]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	8,062,217
6,500,000	[1,2]	Bank of America Auto Trust 2010-1, Class A2, 0.75%, 6/15/2012	6,491,401
1,492,450		Capital One Auto Finance Trust 2006-A, Class A4, 0.24%, 12/15/2012	1,490,740
1,489,564		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	1,500,707
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
$9,750,000		Capital One Auto Finance Trust 2007-B, Class A4, 0.26%, 4/15/2014	9,647,963
3,405,729		Capital One Auto Finance Trust 2007-C, Class A3B, 0.74%, 4/16/2012	3,411,684
740,629		Carmax Auto Owner Trust 2007-3, Class A3B, 0.63%, 12/15/2011	741,561
6,250,000	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	6,350,932
6,500,000	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A3, 1.62%, 11/15/2013	6,504,063
6,977,762	[1,2]	Harley-Davidson Motorcycle Trust 2006-1, Class A2, 5.04%, 10/15/2012	7,100,436
3,989,171		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	4,115,789
2,365,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	2,451,649
432,936		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.58%, 6/15/2012	433,017
4,250,000		Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	4,339,486
8,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	8,029,323
1,401,082		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	1,411,767
3,639,951	[1,2]	Huntington Auto Trust 2008-1, Class A3B, 1.73%, 4/16/2012	3,672,262
5,858,551		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	6,074,478
668,165		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	692,192
1,688,424		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	1,718,822
169,901		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	170,299
3,000,000		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	3,109,895
4,500,000	[1,2]	MMCA Automobile Trust 2010-A, Class A2, 0.75%, 4/16/2012	4,497,714
3,480,000	[1,2]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	3,457,498
1,850,000		Mercedes-Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	1,857,120
6,500,000	[1,2]	Morgan Stanley Resecuritization Trust 2010-F, Class A, 0.480%, 6/17/2013	6,406,530
3,250,000	[1,2]	Morgan Stanley Resecuritization Trust 2010-F, Class B, 0.480%, 6/17/2013	3,171,805
2,250,000	[1,2]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.728%, 1/26/2015	2,251,256
4,000,000		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	4,088,900
818,011		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	823,506
3,750,000		Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.38%, 1/15/2015	3,759,714
7,000,000		USAA Auto Owner Trust 2006-4, Class B, 5.26%, 6/17/2013	7,126,708
5,655,000		USAA Auto Owner Trust 2007-1, Class B, 5.85%, 12/16/2013	5,879,467
3,122,336		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	3,194,209
2,000,000		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	2,041,659
3,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	3,213,616
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
$4,000,000		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	4,032,830
1,645,176		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	1,671,724
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	3,595,486
4,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	4,050,990
2,528,900		World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.53%, 10/15/2012	2,554,651
		TOTAL	216,585,078
		Credit Card – 12.1%
1,945,000		American Express Credit Account Master Trust 2005-5A, Class A, 0.27%, 2/15/2013	1,945,474
6,250,000	[1,2]	American Express Credit Account Master Trust 2006-B, Class B, 0.38%, 8/15/2013	6,224,973
4,000,000		American Express Credit Account Master Trust 2007-6, Class B, 0.33%, 1/15/2013	3,997,926
3,000,000	[1,2]	American Express Credit Account Master Trust 2007-6, Class C, 0.51%, 1/15/2013	2,996,338
12,500,000		American Express Issuance Trust 2005-1, Class C, 0.56%, 8/15/2011	12,458,856
1,200,000		American Express Issuance Trust 2007-1 B, 9/15/2011, Class B, 0.78%, 9/15/2011	1,199,568
275,000		Bank of America Credit Card Trust 2007-B4, 9/15/2012, Class B4, 0.32%, 9/15/2012	275,101
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	541,549
7,010,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.52%, 6/15/2014	6,764,369
3,000,000		Bank of America Credit Card Trust 2007-C2, Class C2, 0.50%, 9/17/2012	3,000,564
3,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	3,013,828
4,000,000		Capital One Multi Asset Execution Trust 2007-B5, Class B5, 5.40%, 5/15/2013	4,046,398
5,920,000		Capital One Multi-Asset Execution Trust 2003-B5, Class B5, 4.79%, 8/15/2013	6,031,419
2,165,000		Chase Issuance Trust 2006-B1, Class B1, 0.38%, 4/15/2013	2,128,046
6,000,000		Chase Issuance Trust 2006-B2, Class B, 0.33%, 10/15/2012	5,988,706
4,000,000		Chase Issuance Trust 2009-A3, Class A3, 2.40%, 6/17/2013	4,074,577
3,500,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	4,829,017
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 0.342%, 11/25/2013	4,981,206
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
$5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.548%, 10/7/2013	4,942,068
6,500,000		Citibank Credit Card Issuance Trust 2004-C1, Class C1, 0.88%, 7/15/2013	6,437,008
7,000,000		Citibank Credit Card Issuance Trust 2006-C2, Class C2, 5.70%, 5/15/2013	7,263,627
2,255,000		Citibank Credit Card Issuance Trust 2007-B2, Class B2, 5.00%, 4/2/2012	2,256,409
2,640,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,696,058
6,500,000		MBNA Credit Card Master Note Trust 2004-B2, Class B2, 0.62%, 12/16/2013	6,446,411
5,900,000		MBNA Credit Card Master Note Trust 2004-C1, Class C1, 1.01%, 7/15/2013	5,844,519
10,000,000		MBNA Credit Card Master Note Trust 2005-C1, Class C, 0.64%, 10/15/2012	9,988,131
5,750,000		MBNA Master Credit Card Trust 2000-E, Class B, 8.15%, 10/15/2012	5,795,786
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 0.28%, 8/15/2012	5,993,007
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 0.42%, 8/15/2012	997,009
2,000,000		National City Credit Card Master Trust 2006-1, Class A, 0.27%, 3/15/2013	1,993,611
		TOTAL	135,151,559
		Equipment Lease – 1.3%
2,000,000		CNH Equipment Trust 2008-B, Class A4B, 2.13%, 12/15/2014	2,047,098
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 3/25/2014	2,999,520
7,000,000	[1,2]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	7,079,032
2,500,000	[1,2]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	2,514,930
		TOTAL	14,640,580
		Home Equity Loan – 3.5%
2,468,353		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.606%, 7/25/2035	2,309,947
6,128,193		Carrington Mortgage Loan Trust, Class A2, 0.346%, 5/25/2036	5,973,348
1,418,868		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	1,351,204
321,436		Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AF4, 4.427%, 10/25/2033	298,722
4,380,348		Citigroup Mortgage Loan Trust Inc. 2006-WFH3, Class A2, 0.346%, 10/25/2036	4,338,440
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
$147,734		Countrywide Asset Backed Certificates 2004-4, Class A, 0.986%, 8/25/2034	122,847
828,369		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.489%, 9/20/2023	432,360
111,585		JP Morgan Mortgage Acquisition Corp. 2006-CH1, Class A2, 0.296%, 7/25/2036	111,228
237,956		Lehman XS Trust 2005-8, Class 2A1A, 0.446%, 12/25/2035	231,696
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.926%, 11/25/2034	613,391
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	10,531
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.576%, 2/25/2035	107,790
642,440		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	633,924
798,163		Popular ABS Mortgage Pass-Through Trust 2006-D, Class A1, 0.306%, 11/25/2046	792,009
1,274,769	[1,2]	Quest Trust 2004 — X1, Class A, 0.576%, 3/25/2034	907,197
471,601		Residential Asset Securities Corp. 2005-KS11, Class AI3, 0.446%, 12/25/2035	437,107
144,076		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.846%, 8/25/2033	119,599
2,754,663		Residential Asset Securities Corporation 2006-KS5, Class A2, 0.356%, 7/25/2036	2,744,340
7,616,685		Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.366%, 1/25/2037	7,435,507
3,202,180		Structured Asset Securities Corp. 2006-WF1, Class A4, 0.416%, 2/25/2036	2,996,075
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
7,239,938		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.396%, 5/25/2036	6,862,057
		TOTAL	38,829,319
		Manufactured Housing – 0.3%
543,308		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	546,344
2,149,539		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	2,171,470
69,595		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	67,833
		TOTAL	2,785,647
		Other – 1.7%
733,893		Green Tree Recreational Equipment & Consumer Trust Series 2008-REC1, Class A1, 9.50%, 3/25/2025	736,925
1,382,984	[1]	KLIO Funding Ltd. 2004-1A, Class A1, 0.799%, 4/23/2039	7,350
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
$3,049,166		Keycorp Student Loan Trust, Series 2005-A, Class 2A2, 0.417%, 3/27/2024	2,866,236
10,000,000		PFS Financing Corp. 2010-CA, Class A, 1.63%, 2/15/2014	10,000,000
5,750,000	[1,2]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	5,750,000
		TOTAL	19,360,511
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $428,381,678)	427,352,694
		Corporate Bonds – 22.6%
		Basic Industry@0018Chemicals – 0.3%
2,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	2,116,218
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,601,307
		TOTAL	3,717,525
		Basic Industry@0018Metals & Mining – 0.5%
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,249,687
2,015,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,112,866
		TOTAL	5,362,553
		Capital Goods@0018Aerospace & Defense – 0.6%
1,200,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,214,838
1,745,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	1,753,563
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	2,028,774
1,500,000		Raytheon Co., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,648,191
		TOTAL	6,645,366
		Capital Goods@0018Diversified Manufacturing – 1.2%
6,500,000		General Electric Co., Floating Rate Note, 0.378%, 11/1/2012	6,362,945
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,823,626
3,000,000		Textron Financial Corp., 5.40%, 4/28/2013	3,084,345
1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	1,616,031
		TOTAL	12,886,947
		Communications@0018Media & Cable – 0.9%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,642,664
3,250,000		Comcast Corp., Note, 6.75%, 1/30/2011	3,398,380
1,750,000	[1,2]	Cox Enterprises, Inc., Unsecd. Note, 7.875%, 9/15/2010	1,802,619
3,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	3,220,266
		TOTAL	10,063,929
		Communications@0018Media Noncable – 0.6%
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,355,844
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
$4,750,000		Reed Elsevier, Inc., Floating Rate Note, 0.587%, 6/15/2010	4,751,606
		TOTAL	7,107,450
		Communications@0018Telecom Wireless – 0.7%
1,500,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 3.75%, 5/20/2011	1,548,510
1,750,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,916,342
2,000,000		Vodafone Group PLC, 5.35%, 2/27/2012	2,137,116
1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,620,115
		TOTAL	7,222,083
		Communications@0018Telecom Wirelines – 1.1%
1,500,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,643,134
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,226,536
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,153,000
1,000,000		Telecom Italia Capital, 5.25%, 11/15/2013	1,050,346
2,290,000		Telecom Italia Capital, Note, 0.728%, 2/1/2011	2,283,555
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,634,196
750,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	782,524
		TOTAL	12,773,291
		Consumer Cyclical@0018Automotive – 0.5%
2,000,000		DaimlerChrysler North America Holding Corp., 5.875%, 3/15/2011	2,085,306
3,000,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 3.25%, 1/30/2013	3,029,316
		TOTAL	5,114,622
		Consumer Cyclical@0018Entertainment – 0.2%
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,588,380
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	547,819
		TOTAL	2,136,199
		Consumer Cyclical@0018Retailers – 0.4%
1,500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,589,815
1,500,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,611,625
1,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,549,015
		TOTAL	4,750,455
		Consumer Non-Cyclical@0018Food/Beverage – 1.5%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,714,350
1,450,000		Diageo Finance BV, 3.875%, 4/1/2011	1,495,597
1,450,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,458,149
2,250,000		General Mills, Inc., 5.65%, 9/10/2012	2,461,458
Semi-Annual Shareholder Report
11

Principal Amount or Shares			Value
$2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,648,452
1,275,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,354,690
2,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,189,862
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,568,241
1,500,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,579,271
		TOTAL	16,470,070
		Consumer Non-Cyclical@0018Health Care – 0.2%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,197,213
1,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,509,324
		TOTAL	2,706,537
		Consumer Non-Cyclical@0018Pharmaceuticals – 0.3%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,592,319
1,750,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,856,954
		TOTAL	3,449,273
		Consumer Non-Cyclical@0018Products – 0.8%
2,100,000		Clorox Co., 6.125%, 2/1/2011	2,181,957
950,000		Philips Electronics NV, 4.625%, 3/11/2013	1,014,879
1,050,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,204,012
1,500,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,612,319
1,000,000		Procter & Gamble International Funding SCA, 1.35%, 8/26/2011	1,005,919
2,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	2,199,178
		TOTAL	9,218,264
		Consumer Non-Cyclical@0018Supermarkets – 0.1%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,613,214
		Energy@0018Independent – 0.2%
1,500,000		Devon Financing Corp., 6.875%, 9/30/2011	1,621,422
		Energy@0018Integrated – 1.2%
1,500,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,617,159
1,000,000	[1,2]	Enel Finance International SA, Series 144A, 3.875%, 10/7/2014	1,014,624
3,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	3,263,401
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,281,410
833,500	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	860,670
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,003,884
		TOTAL	13,041,148
		Energy@0018Oil Field Services – 0.3%
3,000,000		Weatherford International, Inc., 5.95%, 6/15/2012	3,244,248
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12

Principal Amount or Shares			Value
		Energy@0018Refining – 0.2%
$2,500,000		Valero Energy Corp., 6.875%, 4/15/2012	2,717,644
		Financial Institution@0018Banking – 4.7%
1,500,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	1,500,155
750,000		Bank of America Corp., 4.25%, 10/1/2010	764,208
3,975,000		Bank of America Corp., Sub. Note, 7.40%, 1/15/2011	4,164,937
1,500,000	[1,2]	Barclays Bank PLC, 7.375%, 6/15/2049	1,417,651
3,000,000		Capital One Financial Corp., Sr. Note, Series MTN, 5.70%, 9/15/2011	3,155,182
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,051,468
2,000,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	2,063,790
3,500,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 2.75%, 10/15/2012	3,551,592
2,500,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	2,666,051
1,500,000		Household Finance Corp., 7.00%, 5/15/2012	1,641,197
4,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	4,211,749
4,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 1/9/2012	4,787,770
1,205,000		National City Bank, Sub. Note, 4.625%, 5/1/2013	1,256,193
4,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	4,016,313
2,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	2,061,622
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,626,080
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,165,291
6,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	6,019,623
3,500,000	[1,2]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	3,496,519
		TOTAL	52,617,391
		Financial Institution@0018Brokerage – 0.3%
3,250,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	3,287,746
		Financial Institution@0018Finance Noncaptive – 0.6%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,441,748
2,000,000		American Express Credit Corp., 7.30%, 8/20/2013	2,256,154
2,000,000		General Electric Capital Corp., Floating Rate Note, 0.369%, 4/10/2012	1,965,088
		TOTAL	6,662,990
		Financial Institution@0018Insurance@0018Health – 0.3%
3,250,000		Anthem, Inc., 6.80%, 8/1/2012	3,601,798
		Financial Institution@0018Insurance@0018Life – 0.6%
3,500,000	[1,2]	Metropolitan Life Global Funding I, 4.625%, 8/19/2010	3,539,646
1,500,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,591,252
Semi-Annual Shareholder Report
13

Principal Amount or Shares			Value
$1,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	1,755,369
		TOTAL	6,886,267
		Financial Institution@0018Insurance@0018P&C – 0.3%
1,250,000		The Travelers Cos., Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 6/15/2012	1,348,513
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,970,000
		TOTAL	3,318,513
		Financial Institution@0018REITs – 0.4%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	3,334,925
1,000,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	975,717
		TOTAL	4,310,642
		Technology – 1.0%
1,300,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,354,816
2,350,000		Credit Suisse First Boston, NY, Sr. Unsecd. Note, Series MTN, 3.45%, 7/2/2012	2,436,444
2,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	2,115,166
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,222,361
3,000,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	3,107,298
		TOTAL	11,236,085
		Transportation@0018Railroads – 0.3%
2,815,000		Union Pacific Corp., Sr. Unsecd. Note, 6.125%, 1/15/2012	3,031,894
		Utility@0018Electric – 2.1%
1,500,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,522,332
1,500,000		Consolidated Edison Co., Deb., 4.875%, 2/1/2013	1,619,585
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 5.70%, 9/17/2012	2,171,593
1,500,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	1,635,888
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,048,874
2,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	2,573,174
1,750,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,788,619
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	2,038,508
1,450,000		National Rural Utilities Cooperative Finance Corp., Note, Series C, 7.25%, 3/1/2012	1,596,535
3,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	3,840,115
2,500,000	[1,2]	PSEG Power LLC, Sr. Unsecd. Note, 2.50%, 4/15/2013	2,516,279
		TOTAL	23,351,502
Semi-Annual Shareholder Report
14

Principal Amount or Shares		Value
	Utility@0018Natural Gas Pipelines – 0.2%
$1,945,000	Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,097,973
	TOTAL CORPORATE BONDS (IDENTIFIED COST $245,514,418)	252,265,041
	Mortgage-Backed Securities – 0.2%
	Federal National Mortgage Association – 0.2%
566,833	Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	606,089
1,226,804	Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,348,505
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,865,743)	1,954,594
	Collateralized Mortgage Obligations – 9.0%
	Commercial Mortgage – 1.2%
1,760,814	Banc of America Commercial Mortgage, Inc. 2004-6, 4.161%, 12/10/2042	1,779,697
4,250,000	Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	4,368,844
4,250,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	4,249,696
1,037,491	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,066,269
2,500,000	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.649%, 6/13/2042	2,584,392
	TOTAL	14,048,898
	Federal Home Loan Mortgage Corporation – 3.4%
495,197	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.58%, 2/15/2018	496,630
4,234,371	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.69%, 2/15/2034	4,183,093
4,526,273	Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.61%, 5/15/2036	4,465,664
5,306,272	Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.715%, 8/15/2035	5,241,618
11,686,104	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.63%, 7/15/2036	11,515,130
4,527,618	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.98%, 7/15/2036	4,512,734
4,898,565	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.14%, 7/15/2037	4,918,037
2,429,187	Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.63%, 7/15/2036	2,400,655
	TOTAL	37,733,561
	Federal National Mortgage Association – 3.0%
5,867,231	Federal National Mortgage Association REMIC 2009-69 F, 1.096%, 4/25/2037	5,871,202
Semi-Annual Shareholder Report
15

Principal Amount or Shares			Value
$2,298,529		Federal National Mortgage Association REMIC 2002-77 FA, 1.236%, 12/18/2032	2,333,871
6,857,567		Federal National Mortgage Association REMIC 2006-44 FK, 0.676%, 6/25/2036	6,773,532
5,110,062		Federal National Mortgage Association REMIC 2006-79 DF, 0.596%, 8/25/2036	5,034,316
4,918,575		Federal National Mortgage Association REMIC 2008-69 FB, 1.246%, 6/25/2037	4,941,479
4,633,782		Federal National Mortgage Association REMIC 2009-42 FG, 1.046%, 5/25/2039	4,645,431
3,651,970		Federal National Mortgage Association REMIC 2009-63 FB, 0.746%, 8/25/2039	3,627,750
		TOTAL	33,227,581
		Non-Agency Mortgage – 1.4%
44,448		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.872%, 2/25/2033	40,657
481,681	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.629%, 2/3/2029	149,321
1,814,759		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,783,443
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.790%, 11/20/2035	76,741
1,313,147		Countrywide Home Loans 2006-OA5, Class 2A3, 0.616%, 4/25/2046	268,945
1,035,422		Crusade Global Trust 2005-1, Class A1, 0.318%, 6/17/2037	1,001,868
763,734		Impac CMB Trust 2004-7, Class 1A2, 1.166%, 11/25/2034	367,497
958,170		Impac CMB Trust 2004-9, Class 1A2, 1.126%, 1/25/2035	448,509
4,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 0.516%, 2/25/2037	354,611
8,250,000	[1,2]	Permanent Master Issuer Trust 2010-1, Class 1A, 1.394%, 7/15/2042	8,249,904
1,844,845		Washington Mutual 2006-AR1, Class 2A1B, 1.533%, 1/25/2046	918,478
2,500,428		Washington Mutual 2006-AR15, Class 1A, 1.303%, 11/25/2046	1,421,227
1,297,288		Washington Mutual 2006-AR17, Class 1A, 1.283%, 12/25/2046	657,888
293,112		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.364%, 7/25/2034	281,407
		TOTAL	16,020,496
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $110,279,855)	101,030,536
		GOVERNMENT AGENCY – 0.4%
		Federal National Mortgage Association – 0.4%
4,000,000		Federal National Mortgage Association, 2.875%, 10/12/2010 (IDENTIFIED COST $4,001,685)	4,049,362
Semi-Annual Shareholder Report
16

Principal Amount or Shares			Value
		U.S. Treasury – 5.2%
$54,581,500		U.S. Treasury Inflation-Protected Note, Series A-2016, 2.00%, 1/15/2016 (IDENTIFIED COST $57,986,699)	57,930,927
		MUTUAL FUNDS – 21.5%;4
841,381		Emerging Markets Fixed Income Core Fund	20,992,823
2,058,100		Federated Mortgage Core Portfolio	20,766,233
4,832,043		High Yield Bond Portfolio	30,876,756
666,054		Federated Project and Trade Finance Core Fund	6,613,919
160,283,599	[5]	Prime Value Obligations Fund, Institutional Shares, 0.13%	160,283,599
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $233,856,518)	239,533,330
		Repurchase Agreement – 1.3%
$15,000,000		Interest in $500,000,000 joint repurchase agreement 0.02%, dated 3/31/2010, under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,000,278 on 4/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2040 and the market value of those underlying securities was $515,001,507. (AT COST)	15,000,000
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $1,111,272,222)[6]	1,113,768,428
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[7]	2,541,930
		TOTAL NET ASSETS — 100%	$1,116,310,358

At March 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8]United States Treasury Notes 2-Year Short Futures	300	$65,085,938	June 2010	$8,874
[8]United States Treasury Notes 5-Year Short Futures	75	$8,613,281	June 2010	$40,304
[8]United States Treasury Notes 10-Year Short Futures	75	$8,718,750	June 2010	$29,758
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$78,936
Semi-Annual Shareholder Report
17

At March 31, 2010, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
4/12/2010	188,125 Euros	$265,275	$11,182
4/11/2011	3,525,255 Euros	$4,975,545	$213,375
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$224,557

Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $145,460,148, which represented 13.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2010, these liquid restricted securities amounted to $145,292,946, which represented 13.0% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated companies.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $1,111,265,913.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report
18

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$14,651,944	$ —	$14,651,944
Asset-Backed Securities	—	427,342,163	10,531	427,352,694
Corporate Bonds	—	252,265,041	—	252,265,041
Mortgage-Backed Securities	—	1,954,594	—	1,954,594
Collateralized Mortgage Obligations	—	101,030,536	—	101,030,536
Government Agency	—	4,049,362	—	4,049,362
U.S. Treasury	—	57,930,927	—	57,930,927
Mutual Funds	239,533,330	—	—	239,533,330
Repurchase Agreement	—	15,000,000	—	15,000,000
TOTAL SECURITIES	$239,533,330	$874,224,567	$10,531	$1,113,768,428
OTHER FINANCIAL INSTRUMENTS**	$78,936	$224,557	$ —	$303,493
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts and foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2009	$10,541
Realized gain (loss)	(21,527)
Change in unrealized depreciation	21,517
Balance as of March 31, 2010	$10,531
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at March 31, 2010.	$0
Semi-Annual Shareholder Report
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The following acronyms are used throughout this portfolio:
ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
OPT	— Option
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

March 31, 2010 (unaudited)

Assets:
Total investments in securities, at value, including $239,533,330 of investments in affiliated issuers (Note 5) (identified cost $1,111,272,222)		$1,113,768,428
Cash		29,223
Restricted cash (Note 2)		382,500
Income receivable		4,163,890
Receivable for shares sold		5,361,499
Receivable for foreign exchange contracts		224,557
TOTAL ASSETS		1,123,930,097
Liabilities:
Payable for investments purchased	$3,435,569
Payable for shares redeemed	3,573,007
Payable for daily variation margin	87,305
Income distribution payable	304,220
Payable for investment adviser fee (Note 5)	408
Payable for distribution services fee (Note 5)	125,478
Payable for shareholder services fee (Note 5)	56,296
Accrued expenses	37,456
TOTAL LIABILITIES		7,619,739
Net assets for 121,986,652 shares outstanding		$1,116,310,358
Net Assets Consist of:
Paid-in capital		$1,210,297,851
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		2,786,441
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(97,398,481)
Undistributed net investment income		624,547
TOTAL NET ASSETS		$1,116,310,358
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($455,181,349 ÷ 49,740,282 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.15
Offering price per share	$9.15
Redemption proceeds per share	$9.15
Institutional Service Shares:
Net asset value per share ($459,875,790 ÷ 50,254,099 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.15
Offering price per share	$9.15
Redemption proceeds per share	$9.15
Class A Shares:
Net asset value per share ($201,253,219 ÷ 21,992,271 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.15
Offering price per share (100/98.00 of $9.15)	$9.34
Redemption proceeds per share	$9.15

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended March 31, 2010 (unaudited)

Investment Income:
Interest		$9,520,297
Dividends received from affiliated issuers (Note 5)		1,870,019
Investment income allocated from affiliated partnership (Note 5)	$449,635
Expenses allocated from affiliated partnership (Note 5)	(433)
Net income allocated from affiliated partnership		449,202
TOTAL INCOME		11,839,518
Expenses:
Investment adviser fee (Note 5)	2,625,888
Administrative personnel and services fee (Note 5)	340,411
Custodian fees	20,909
Transfer and dividend disbursing agent fees and expenses	94,693
Directors'/Trustees' fees	2,490
Auditing fees	11,728
Legal fees	3,406
Portfolio accounting fees	79,716
Distribution services fee — Institutional Service Shares (Note 5)	506,352
Distribution services fee — Class A Shares (Note 5)	221,987
Shareholder services fee — Institutional Service Shares (Note 5)	202,707
Shareholder services fee — Class A Shares (Note 5)	184,989
Account administration fee — Institutional Service Shares	303,645
Share registration costs	88,310
Printing and postage	25,758
Insurance premiums	2,708
Taxes	27,943
Miscellaneous	1,701
TOTAL EXPENSES	4,745,341
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Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,765,122)
Waiver of administrative personnel and services fee	(7,361)
Waiver of distribution services fee — Institutional Service Shares	(101,270)
Waiver of distribution services fee — Class A Shares	(650)
TOTAL WAIVERS AND REIMBURSEMENT		$(1,874,403)
Net expenses			$2,870,938
Net investment income			8,968,580
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments			1,195,233
Net realized loss on futures contracts			(570,083)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			28,115
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			7,611,395
Net change in unrealized appreciation of futures contracts			78,936
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			8,343,596
Change in net assets resulting from operations			$17,312,176

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2010	Year Ended 9/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,968,580	$13,112,182
Net realized gain (loss) on investments including allocation from affiliated partnership, futures contracts and foreign currency transactions	653,265	(1,399,492)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	7,690,331	17,153,865
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,312,176	28,866,555
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,711,608)	(5,568,015)
Institutional Service Shares	(3,739,077)	(5,942,096)
Class A Shares	(1,283,854)	(1,123,322)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,734,539)	(12,633,433)
Share Transactions:
Proceeds from sale of shares	663,302,593	500,804,137
Net asset value of shares issued to shareholders in payment of distributions declared	7,325,167	10,968,027
Cost of shares redeemed	(284,415,319)	(196,942,925)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	386,212,441	314,829,239
Change in net assets	394,790,078	331,062,361
Net Assets:
Beginning of period	721,520,280	390,457,919
End of period (including undistributed net investment income of $624,547 and $390,506, respectively)	$1,116,310,358	$721,520,280

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

March 31, 2010 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report
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conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

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Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2010, the Fund had no outstanding securities on loan.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at March 31, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.629%, 2/3/2029	7/9/1999	$394,301	$149,321
KLIO Funding Ltd. 2004-1A, Class A1, 0.799%, 4/23/2039	10/30/2006	$1,391,144	$7,350
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$10,531

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	—	Payable for daily variation margin	$(78,936)*
Foreign exchange contracts	Receivable for foreign exchange contracts	$224,557	—	—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$224,557		$(78,936)
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(570,083)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$78,936	$ —	$78,936
Foreign exchange contracts	—	418,021	418,021
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Total	$78,936	$418,021	$496,957

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	29,901,953	$272,790,690	10,710,617	$95,373,600
Shares issued to shareholders in payment of distributions declared	274,339	2,503,417	496,013	4,325,667
Shares redeemed	(6,192,510)	(56,469,129)	(6,893,917)	(60,079,085)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	23,983,782	$218,824,978	4,312,713	$39,620,182
	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	26,293,289	$239,697,058	34,473,545	$303,135,615
Shares issued to shareholders in payment of distributions declared	397,789	3,628,582	644,549	5,645,820
Shares redeemed	(18,479,062)	(168,204,384)	(12,247,800)	(106,964,178)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	8,212,016	$75,121,256	22,870,294	$201,817,257
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	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,530,465	$150,814,845	11,517,800	$102,294,922
Shares issued to shareholders in payment of distributions declared	130,754	1,193,168	113,526	996,540
Shares redeemed	(6,547,091)	(59,741,806)	(3,376,599)	(29,899,662)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	10,114,128	$92,266,207	8,254,727	$73,391,800
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	42,309,926	$386,212,441	35,437,734	$314,829,239

4. FEDERAL TAX INFORMATION

At March 31, 2010, the cost of investments for federal tax purposes was $1,111,265,913. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and futures contracts was $2,502,515. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,656,776 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,154,261.

At September 30, 2009, the Fund had a capital loss carryforward of $96,658,720 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$7,077,772
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477
2014	$7,195,870
2015	$2,881,559
2016	$2,623,709
2017	$3,321,296
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the Adviser waived $1,673,854 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,361 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, FSC voluntarily waived $101,920 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2010, FSC retained $552,097 of fees paid by the Fund.

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Sales Charges

Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2010, FSC retained $281 of sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2010, FSSC received $1,411 of fees paid by the Fund. For the six months ended March 31, 2010, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.80% and 0.90%, respectively (the “Fee Limit”), through the later of (the “Termination Date”): (a) November 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2010, the Adviser reimbursed $91,268. Transactions with the affiliated companies during the six months ended March 31, 2010, were as follows:

Affiliates	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	289,015	552,366	—	841,381	$20,992,823	$449,635
Federated Mortgage Core Portfolio	2,007,987	50,113	—	2,058,100	20,766,233	510,497
Federated Project and Trade Finance Core Fund	657,993	8,061	—	666,054	6,613,919	80,058
High Yield Bond Portfolio	3,380,002	1,452,041	—	4,832,043	30,876,756	1,132,573
Prime Value Obligations Fund, Institutional Shares	150,780,705	443,307,421	433,804,527	160,283,599	160,283,599	146,891
TOTAL OF AFFILIATED TRANSACTIONS	157,115,702	445,370,002	433,804,527	168,681,177	$239,533,330	$2,319,654

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2010, were as follows:

Purchases	$406,065,346
Sales	$104,455,699

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the Fund did not utilize the LOC.

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8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Change in Independent Registered Public Accounting Firm

On May 14, 2010, the Fund's Directors, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. On the same date, the Fund's previous independent registered public accounting firm, Ernst & Young LLP (E&Y) resigned. The previous reports issued by E&Y on the Fund's financial statements for the fiscal years ended September 30, 2008 and September 30, 2009, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years September 30, 2008 and September 30, 2009 and the interim period commencing October 1, 2009 and ending May 14, 2010: (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

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As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending September 30, 2010. During the Fund's fiscal years ended September 30, 2008 and September 30, 2009, and the interim period commencing October 1, 2009, and ending May 14, 2010, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Ultrashort Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
41

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q762

28411 (5/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited) 3/31/2010	Year Ended September 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.06	$8.83	$9.30	$9.36	$9.35	$9.35
Income From Investment Operations:
Net investment income	0.11[2]	0.28[2]	0.38[2]	0.45[2]	0.37	0.25
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.08	0.23	(0.47)	(0.06)	0.01	(0.00)[3]
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.51	(0.09)	0.39	0.38	0.25
Less Distributions:
Distributions from net investment income	(0.10)	(0.28)	(0.38)	(0.45)	(0.37)	(0.25)
Net Asset Value, End of Period	$9.15	$9.06	$8.83	$9.30	$9.36	$9.35
Total Return[4]	2.16%	5.93%	(1.03)%	4.20%	4.13%	2.98%
Ratios to Average Net Assets:
Net expenses	0.35%[5]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.36%[5]	3.22%	4.13%	4.80%	3.85%	2.92%
Expense waiver/reimbursement[6]	0.41%[5]	0.43%	0.44%	0.43%	0.61%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$455,181	$233,255	$189,261	$231,255	$234,322	$483,191
Portfolio turnover	17%	41%	64%	32%	15%	26%
1	On December 5, 2005, the Fund effected a one for five reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of five; and (2) since the Fund's total number of Shares decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been revised for all years presented, where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited) 3/31/2010	Year Ended September 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.06	$8.83	$9.30	$9.36	$9.35	$9.35
Income From Investment Operations:
Net investment income	0.09[2]	0.23[2]	0.31[2]	0.41[2]	0.33	0.25
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.08	0.24	(0.44)	(0.06)	0.01	(0.00)[3]
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.47	(0.13)	0.35	0.34	0.25
Less Distributions:
Distributions from net investment income	(0.08)	(0.24)	(0.34)	(0.41)	(0.33)	(0.25)
Net Asset Value, End of Period	$9.15	$9.06	$8.83	$9.30	$9.36	$9.35
Total Return[4]	1.93%	5.45%	(1.46)%	3.75%	3.71%[5]	2.53%
Ratios to Average Net Assets:
Net expenses	0.80%[6]	0.80%	0.79%	0.79%	0.76%	0.79%
Net investment income	1.89%[6]	2.65%	3.46%	4.33%	3.52%	2.46%
Expense waiver/reimbursement[7]	0.45%[6]	0.48%	0.49%	0.48%	0.52%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$459,876	$380,697	$169,217	$82,276	$121,713	$166,817
Portfolio turnover	17%	41%	64%	32%	15%	26%
1	On December 5, 2005, the Fund effected a one for five reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of five; and (2) since the Fund's total number of Shares decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been revised for all years presented, where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	During the year, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on total return.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,021.60	$1.76
Institutional Service Shares	$1,000	$1,019.30	$4.03
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.19	$1.77
Institutional Service Shares	$1,000	$1,020.94	$4.03
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.35%
Institutional Service Shares	0.80%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At March 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	38.3%
Corporate Debt Securities	25.9%
Collateralized Mortgage Obligations	9.2%
U.S. Treasury and Agency Securities[3]	7.0%
Mortgage-Backed Securities[4]	3.3%
Derivative Contracts[5,6]	0.0%
Cash Equivalents[7]	16.3%
Other Assets and Liabilities — Net[6,8]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.
4	For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate, mortgage-backed securities.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Represents less than 0.1%.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes pro rata share of net assets owned by affiliated investment companies.
Semi-Annual Shareholder Report

Portfolio of Investments

March 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 1.3%
		Federal National Mortgage Association – 1.3%
$5,292,593		FNMA ARM 544848, 3.454%, 4/01/2030	5,453,732
3,785,627		FNMA ARM 544872, 3.740%, 7/01/2034	3,957,752
845,978		FNMA ARM 556379, 1.863%, 5/01/2040	844,308
4,263,773		FNMA ARM 618128, 3.078%, 8/01/2033	4,396,152
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $14,385,626)	14,651,944
		Asset-Backed Securities – 38.3%
		Auto Receivables – 19.4%
2,000,000		Ally Auto Receivables Trust 2010-1, Class A2, 0.75%, 4/15/2012	2,000,000
10,000,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 1.98%, 1/15/2015	10,014,818
2,705,462		Americredit Automobile Receivables Trust 2005-BM, Class A4, 0.308%, 5/6/2012	2,706,542
4,283,275		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	4,365,869
1,903,511		Americredit Automobile Receivables Trust 2005-DA, Class A4, 5.02%, 11/6/2012	1,946,561
8,373,166		Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.268%, 10/6/2013	8,256,280
106,067		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	106,543
3,150,000		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	3,255,862
6,145,000		Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.308%, 4/7/2014	5,994,849
3,500,000		Americredit Automobile Receivables Trust 2009-1, Class B, 3.76%, 7/15/2015	3,559,950
7,000,000		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 10/1/2018	7,000,000
2,460,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	2,537,758
3,000,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.38%, 9/15/2014	3,021,557
6,500,000		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	6,622,423
8,000,000	[1,2]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	8,062,217
6,500,000	[1,2]	Bank of America Auto Trust 2010-1, Class A2, 0.75%, 6/15/2012	6,491,401
1,492,450		Capital One Auto Finance Trust 2006-A, Class A4, 0.24%, 12/15/2012	1,490,740
1,489,564		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	1,500,707
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$9,750,000		Capital One Auto Finance Trust 2007-B, Class A4, 0.26%, 4/15/2014	9,647,963
3,405,729		Capital One Auto Finance Trust 2007-C, Class A3B, 0.74%, 4/16/2012	3,411,684
740,629		Carmax Auto Owner Trust 2007-3, Class A3B, 0.63%, 12/15/2011	741,561
6,250,000	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	6,350,932
6,500,000	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A3, 1.62%, 11/15/2013	6,504,063
6,977,762	[1,2]	Harley-Davidson Motorcycle Trust 2006-1, Class A2, 5.04%, 10/15/2012	7,100,436
3,989,171		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	4,115,789
2,365,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	2,451,649
432,936		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.58%, 6/15/2012	433,017
4,250,000		Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	4,339,486
8,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	8,029,323
1,401,082		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	1,411,767
3,639,951	[1,2]	Huntington Auto Trust 2008-1, Class A3B, 1.73%, 4/16/2012	3,672,262
5,858,551		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	6,074,478
668,165		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	692,192
1,688,424		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	1,718,822
169,901		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	170,299
3,000,000		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	3,109,895
4,500,000	[1,2]	MMCA Automobile Trust 2010-A, Class A2, 0.75%, 4/16/2012	4,497,714
3,480,000	[1,2]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	3,457,498
1,850,000		Mercedes-Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	1,857,120
6,500,000	[1,2]	Morgan Stanley Resecuritization Trust 2010-F, Class A, 0.480%, 6/17/2013	6,406,530
3,250,000	[1,2]	Morgan Stanley Resecuritization Trust 2010-F, Class B, 0.480%, 6/17/2013	3,171,805
2,250,000	[1,2]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.728%, 1/26/2015	2,251,256
4,000,000		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	4,088,900
818,011		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	823,506
3,750,000		Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.38%, 1/15/2015	3,759,714
7,000,000		USAA Auto Owner Trust 2006-4, Class B, 5.26%, 6/17/2013	7,126,708
5,655,000		USAA Auto Owner Trust 2007-1, Class B, 5.85%, 12/16/2013	5,879,467
3,122,336		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	3,194,209
2,000,000		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	2,041,659
3,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	3,213,616
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,000,000		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	4,032,830
1,645,176		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	1,671,724
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	3,595,486
4,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	4,050,990
2,528,900		World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.53%, 10/15/2012	2,554,651
		TOTAL	216,585,078
		Credit Card – 12.1%
1,945,000		American Express Credit Account Master Trust 2005-5A, Class A, 0.27%, 2/15/2013	1,945,474
6,250,000	[1,2]	American Express Credit Account Master Trust 2006-B, Class B, 0.38%, 8/15/2013	6,224,973
4,000,000		American Express Credit Account Master Trust 2007-6, Class B, 0.33%, 1/15/2013	3,997,926
3,000,000	[1,2]	American Express Credit Account Master Trust 2007-6, Class C, 0.51%, 1/15/2013	2,996,338
12,500,000		American Express Issuance Trust 2005-1, Class C, 0.56%, 8/15/2011	12,458,856
1,200,000		American Express Issuance Trust 2007-1 B, 9/15/2011, Class B, 0.78%, 9/15/2011	1,199,568
275,000		Bank of America Credit Card Trust 2007-B4, 9/15/2012, Class B4, 0.32%, 9/15/2012	275,101
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	541,549
7,010,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.52%, 6/15/2014	6,764,369
3,000,000		Bank of America Credit Card Trust 2007-C2, Class C2, 0.50%, 9/17/2012	3,000,564
3,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	3,013,828
4,000,000		Capital One Multi Asset Execution Trust 2007-B5, Class B5, 5.40%, 5/15/2013	4,046,398
5,920,000		Capital One Multi-Asset Execution Trust 2003-B5, Class B5, 4.79%, 8/15/2013	6,031,419
2,165,000		Chase Issuance Trust 2006-B1, Class B1, 0.38%, 4/15/2013	2,128,046
6,000,000		Chase Issuance Trust 2006-B2, Class B, 0.33%, 10/15/2012	5,988,706
4,000,000		Chase Issuance Trust 2009-A3, Class A3, 2.40%, 6/17/2013	4,074,577
3,500,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	4,829,017
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 0.342%, 11/25/2013	4,981,206
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.548%, 10/7/2013	4,942,068
6,500,000		Citibank Credit Card Issuance Trust 2004-C1, Class C1, 0.88%, 7/15/2013	6,437,008
7,000,000		Citibank Credit Card Issuance Trust 2006-C2, Class C2, 5.70%, 5/15/2013	7,263,627
2,255,000		Citibank Credit Card Issuance Trust 2007-B2, Class B2, 5.00%, 4/2/2012	2,256,409
2,640,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,696,058
6,500,000		MBNA Credit Card Master Note Trust 2004-B2, Class B2, 0.62%, 12/16/2013	6,446,411
5,900,000		MBNA Credit Card Master Note Trust 2004-C1, Class C1, 1.01%, 7/15/2013	5,844,519
10,000,000		MBNA Credit Card Master Note Trust 2005-C1, Class C, 0.64%, 10/15/2012	9,988,131
5,750,000		MBNA Master Credit Card Trust 2000-E, Class B, 8.15%, 10/15/2012	5,795,786
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 0.28%, 8/15/2012	5,993,007
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 0.42%, 8/15/2012	997,009
2,000,000		National City Credit Card Master Trust 2006-1, Class A, 0.27%, 3/15/2013	1,993,611
		TOTAL	135,151,559
		Equipment Lease – 1.3%
2,000,000		CNH Equipment Trust 2008-B, Class A4B, 2.13%, 12/15/2014	2,047,098
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 3/25/2014	2,999,520
7,000,000	[1,2]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	7,079,032
2,500,000	[1,2]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	2,514,930
		TOTAL	14,640,580
		Home Equity Loan – 3.5%
2,468,353		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.606%, 7/25/2035	2,309,947
6,128,193		Carrington Mortgage Loan Trust, Class A2, 0.346%, 5/25/2036	5,973,348
1,418,868		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	1,351,204
321,436		Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AF4, 4.427%, 10/25/2033	298,722
4,380,348		Citigroup Mortgage Loan Trust Inc. 2006-WFH3, Class A2, 0.346%, 10/25/2036	4,338,440
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$147,734		Countrywide Asset Backed Certificates 2004-4, Class A, 0.986%, 8/25/2034	122,847
828,369		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.489%, 9/20/2023	432,360
111,585		JP Morgan Mortgage Acquisition Corp. 2006-CH1, Class A2, 0.296%, 7/25/2036	111,228
237,956		Lehman XS Trust 2005-8, Class 2A1A, 0.446%, 12/25/2035	231,696
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.926%, 11/25/2034	613,391
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	10,531
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.576%, 2/25/2035	107,790
642,440		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	633,924
798,163		Popular ABS Mortgage Pass-Through Trust 2006-D, Class A1, 0.306%, 11/25/2046	792,009
1,274,769	[1,2]	Quest Trust 2004 — X1, Class A, 0.576%, 3/25/2034	907,197
471,601		Residential Asset Securities Corp. 2005-KS11, Class AI3, 0.446%, 12/25/2035	437,107
144,076		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.846%, 8/25/2033	119,599
2,754,663		Residential Asset Securities Corporation 2006-KS5, Class A2, 0.356%, 7/25/2036	2,744,340
7,616,685		Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.366%, 1/25/2037	7,435,507
3,202,180		Structured Asset Securities Corp. 2006-WF1, Class A4, 0.416%, 2/25/2036	2,996,075
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
7,239,938		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.396%, 5/25/2036	6,862,057
		TOTAL	38,829,319
		Manufactured Housing – 0.3%
543,308		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	546,344
2,149,539		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	2,171,470
69,595		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	67,833
		TOTAL	2,785,647
		Other – 1.7%
733,893		Green Tree Recreational Equipment & Consumer Trust Series 2008-REC1, Class A1, 9.50%, 3/25/2025	736,925
1,382,984	[1]	KLIO Funding Ltd. 2004-1A, Class A1, 0.799%, 4/23/2039	7,350
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,049,166		Keycorp Student Loan Trust, Series 2005-A, Class 2A2, 0.417%, 3/27/2024	2,866,236
10,000,000		PFS Financing Corp. 2010-CA, Class A, 1.63%, 2/15/2014	10,000,000
5,750,000	[1,2]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	5,750,000
		TOTAL	19,360,511
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $428,381,678)	427,352,694
		Corporate Bonds – 22.6%
		Basic Industry@0018Chemicals – 0.3%
2,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	2,116,218
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,601,307
		TOTAL	3,717,525
		Basic Industry@0018Metals & Mining – 0.5%
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,249,687
2,015,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,112,866
		TOTAL	5,362,553
		Capital Goods@0018Aerospace & Defense – 0.6%
1,200,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,214,838
1,745,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	1,753,563
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	2,028,774
1,500,000		Raytheon Co., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,648,191
		TOTAL	6,645,366
		Capital Goods@0018Diversified Manufacturing – 1.2%
6,500,000		General Electric Co., Floating Rate Note, 0.378%, 11/1/2012	6,362,945
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,823,626
3,000,000		Textron Financial Corp., 5.40%, 4/28/2013	3,084,345
1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	1,616,031
		TOTAL	12,886,947
		Communications@0018Media & Cable – 0.9%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,642,664
3,250,000		Comcast Corp., Note, 6.75%, 1/30/2011	3,398,380
1,750,000	[1,2]	Cox Enterprises, Inc., Unsecd. Note, 7.875%, 9/15/2010	1,802,619
3,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	3,220,266
		TOTAL	10,063,929
		Communications@0018Media Noncable – 0.6%
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,355,844
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,750,000		Reed Elsevier, Inc., Floating Rate Note, 0.587%, 6/15/2010	4,751,606
		TOTAL	7,107,450
		Communications@0018Telecom Wireless – 0.7%
1,500,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 3.75%, 5/20/2011	1,548,510
1,750,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,916,342
2,000,000		Vodafone Group PLC, 5.35%, 2/27/2012	2,137,116
1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,620,115
		TOTAL	7,222,083
		Communications@0018Telecom Wirelines – 1.1%
1,500,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,643,134
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,226,536
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,153,000
1,000,000		Telecom Italia Capital, 5.25%, 11/15/2013	1,050,346
2,290,000		Telecom Italia Capital, Note, 0.728%, 2/1/2011	2,283,555
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,634,196
750,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	782,524
		TOTAL	12,773,291
		Consumer Cyclical@0018Automotive – 0.5%
2,000,000		DaimlerChrysler North America Holding Corp., 5.875%, 3/15/2011	2,085,306
3,000,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 3.25%, 1/30/2013	3,029,316
		TOTAL	5,114,622
		Consumer Cyclical@0018Entertainment – 0.2%
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,588,380
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	547,819
		TOTAL	2,136,199
		Consumer Cyclical@0018Retailers – 0.4%
1,500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,589,815
1,500,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,611,625
1,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,549,015
		TOTAL	4,750,455
		Consumer Non-Cyclical@0018Food/Beverage – 1.5%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,714,350
1,450,000		Diageo Finance BV, 3.875%, 4/1/2011	1,495,597
1,450,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,458,149
2,250,000		General Mills, Inc., 5.65%, 9/10/2012	2,461,458
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,648,452
1,275,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,354,690
2,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,189,862
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,568,241
1,500,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,579,271
		TOTAL	16,470,070
		Consumer Non-Cyclical@0018Health Care – 0.2%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,197,213
1,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,509,324
		TOTAL	2,706,537
		Consumer Non-Cyclical@0018Pharmaceuticals – 0.3%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,592,319
1,750,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,856,954
		TOTAL	3,449,273
		Consumer Non-Cyclical@0018Products – 0.8%
2,100,000		Clorox Co., 6.125%, 2/1/2011	2,181,957
950,000		Philips Electronics NV, 4.625%, 3/11/2013	1,014,879
1,050,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,204,012
1,500,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,612,319
1,000,000		Procter & Gamble International Funding SCA, 1.35%, 8/26/2011	1,005,919
2,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	2,199,178
		TOTAL	9,218,264
		Consumer Non-Cyclical@0018Supermarkets – 0.1%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,613,214
		Energy@0018Independent – 0.2%
1,500,000		Devon Financing Corp., 6.875%, 9/30/2011	1,621,422
		Energy@0018Integrated – 1.2%
1,500,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,617,159
1,000,000	[1,2]	Enel Finance International SA, Series 144A, 3.875%, 10/7/2014	1,014,624
3,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	3,263,401
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,281,410
833,500	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	860,670
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,003,884
		TOTAL	13,041,148
		Energy@0018Oil Field Services – 0.3%
3,000,000		Weatherford International, Inc., 5.95%, 6/15/2012	3,244,248
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Energy@0018Refining – 0.2%
$2,500,000		Valero Energy Corp., 6.875%, 4/15/2012	2,717,644
		Financial Institution@0018Banking – 4.7%
1,500,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	1,500,155
750,000		Bank of America Corp., 4.25%, 10/1/2010	764,208
3,975,000		Bank of America Corp., Sub. Note, 7.40%, 1/15/2011	4,164,937
1,500,000	[1,2]	Barclays Bank PLC, 7.375%, 6/15/2049	1,417,651
3,000,000		Capital One Financial Corp., Sr. Note, Series MTN, 5.70%, 9/15/2011	3,155,182
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,051,468
2,000,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	2,063,790
3,500,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 2.75%, 10/15/2012	3,551,592
2,500,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	2,666,051
1,500,000		Household Finance Corp., 7.00%, 5/15/2012	1,641,197
4,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	4,211,749
4,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 1/9/2012	4,787,770
1,205,000		National City Bank, Sub. Note, 4.625%, 5/1/2013	1,256,193
4,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	4,016,313
2,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	2,061,622
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,626,080
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,165,291
6,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	6,019,623
3,500,000	[1,2]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	3,496,519
		TOTAL	52,617,391
		Financial Institution@0018Brokerage – 0.3%
3,250,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	3,287,746
		Financial Institution@0018Finance Noncaptive – 0.6%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,441,748
2,000,000		American Express Credit Corp., 7.30%, 8/20/2013	2,256,154
2,000,000		General Electric Capital Corp., Floating Rate Note, 0.369%, 4/10/2012	1,965,088
		TOTAL	6,662,990
		Financial Institution@0018Insurance@0018Health – 0.3%
3,250,000		Anthem, Inc., 6.80%, 8/1/2012	3,601,798
		Financial Institution@0018Insurance@0018Life – 0.6%
3,500,000	[1,2]	Metropolitan Life Global Funding I, 4.625%, 8/19/2010	3,539,646
1,500,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,591,252
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	1,755,369
		TOTAL	6,886,267
		Financial Institution@0018Insurance@0018P&C – 0.3%
1,250,000		The Travelers Cos., Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 6/15/2012	1,348,513
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,970,000
		TOTAL	3,318,513
		Financial Institution@0018REITs – 0.4%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	3,334,925
1,000,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	975,717
		TOTAL	4,310,642
		Technology – 1.0%
1,300,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,354,816
2,350,000		Credit Suisse First Boston, NY, Sr. Unsecd. Note, Series MTN, 3.45%, 7/2/2012	2,436,444
2,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	2,115,166
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,222,361
3,000,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	3,107,298
		TOTAL	11,236,085
		Transportation@0018Railroads – 0.3%
2,815,000		Union Pacific Corp., Sr. Unsecd. Note, 6.125%, 1/15/2012	3,031,894
		Utility@0018Electric – 2.1%
1,500,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,522,332
1,500,000		Consolidated Edison Co., Deb., 4.875%, 2/1/2013	1,619,585
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 5.70%, 9/17/2012	2,171,593
1,500,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	1,635,888
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,048,874
2,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	2,573,174
1,750,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,788,619
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	2,038,508
1,450,000		National Rural Utilities Cooperative Finance Corp., Note, Series C, 7.25%, 3/1/2012	1,596,535
3,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	3,840,115
2,500,000	[1,2]	PSEG Power LLC, Sr. Unsecd. Note, 2.50%, 4/15/2013	2,516,279
		TOTAL	23,351,502
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Utility@0018Natural Gas Pipelines – 0.2%
$1,945,000	Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,097,973
	TOTAL CORPORATE BONDS (IDENTIFIED COST $245,514,418)	252,265,041
	Mortgage-Backed Securities – 0.2%
	Federal National Mortgage Association – 0.2%
566,833	Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	606,089
1,226,804	Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,348,505
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,865,743)	1,954,594
	Collateralized Mortgage Obligations – 9.0%
	Commercial Mortgage – 1.2%
1,760,814	Banc of America Commercial Mortgage, Inc. 2004-6, 4.161%, 12/10/2042	1,779,697
4,250,000	Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	4,368,844
4,250,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	4,249,696
1,037,491	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,066,269
2,500,000	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.649%, 6/13/2042	2,584,392
	TOTAL	14,048,898
	Federal Home Loan Mortgage Corporation – 3.4%
495,197	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.58%, 2/15/2018	496,630
4,234,371	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.69%, 2/15/2034	4,183,093
4,526,273	Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.61%, 5/15/2036	4,465,664
5,306,272	Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.715%, 8/15/2035	5,241,618
11,686,104	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.63%, 7/15/2036	11,515,130
4,527,618	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.98%, 7/15/2036	4,512,734
4,898,565	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.14%, 7/15/2037	4,918,037
2,429,187	Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.63%, 7/15/2036	2,400,655
	TOTAL	37,733,561
	Federal National Mortgage Association – 3.0%
5,867,231	Federal National Mortgage Association REMIC 2009-69 F, 1.096%, 4/25/2037	5,871,202
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,298,529		Federal National Mortgage Association REMIC 2002-77 FA, 1.236%, 12/18/2032	2,333,871
6,857,567		Federal National Mortgage Association REMIC 2006-44 FK, 0.676%, 6/25/2036	6,773,532
5,110,062		Federal National Mortgage Association REMIC 2006-79 DF, 0.596%, 8/25/2036	5,034,316
4,918,575		Federal National Mortgage Association REMIC 2008-69 FB, 1.246%, 6/25/2037	4,941,479
4,633,782		Federal National Mortgage Association REMIC 2009-42 FG, 1.046%, 5/25/2039	4,645,431
3,651,970		Federal National Mortgage Association REMIC 2009-63 FB, 0.746%, 8/25/2039	3,627,750
		TOTAL	33,227,581
		Non-Agency Mortgage – 1.4%
44,448		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.872%, 2/25/2033	40,657
481,681	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.629%, 2/3/2029	149,321
1,814,759		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,783,443
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.790%, 11/20/2035	76,741
1,313,147		Countrywide Home Loans 2006-OA5, Class 2A3, 0.616%, 4/25/2046	268,945
1,035,422		Crusade Global Trust 2005-1, Class A1, 0.318%, 6/17/2037	1,001,868
763,734		Impac CMB Trust 2004-7, Class 1A2, 1.166%, 11/25/2034	367,497
958,170		Impac CMB Trust 2004-9, Class 1A2, 1.126%, 1/25/2035	448,509
4,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 0.516%, 2/25/2037	354,611
8,250,000	[1,2]	Permanent Master Issuer Trust 2010-1, Class 1A, 1.394%, 7/15/2042	8,249,904
1,844,845		Washington Mutual 2006-AR1, Class 2A1B, 1.533%, 1/25/2046	918,478
2,500,428		Washington Mutual 2006-AR15, Class 1A, 1.303%, 11/25/2046	1,421,227
1,297,288		Washington Mutual 2006-AR17, Class 1A, 1.283%, 12/25/2046	657,888
293,112		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.364%, 7/25/2034	281,407
		TOTAL	16,020,496
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $110,279,855)	101,030,536
		GOVERNMENT AGENCY – 0.4%
		Federal National Mortgage Association – 0.4%
4,000,000		Federal National Mortgage Association, 2.875%, 10/12/2010 (IDENTIFIED COST $4,001,685)	4,049,362
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. Treasury – 5.2%
$54,581,500		U.S. Treasury Inflation-Protected Note, Series A-2016, 2.00%, 1/15/2016 (IDENTIFIED COST $57,986,699)	57,930,927
		MUTUAL FUNDS – 21.5%;4
841,381		Emerging Markets Fixed Income Core Fund	20,992,823
2,058,100		Federated Mortgage Core Portfolio	20,766,233
4,832,043		High Yield Bond Portfolio	30,876,756
666,054		Federated Project and Trade Finance Core Fund	6,613,919
160,283,599	[5]	Prime Value Obligations Fund, Institutional Shares, 0.13%	160,283,599
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $233,856,518)	239,533,330
		Repurchase Agreement – 1.3%
$15,000,000		Interest in $500,000,000 joint repurchase agreement 0.02%, dated 3/31/2010, under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,000,278 on 4/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2040 and the market value of those underlying securities was $515,001,507. (AT COST)	15,000,000
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $1,111,272,222)[6]	1,113,768,428
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[7]	2,541,930
		TOTAL NET ASSETS — 100%	$1,116,310,358

At March 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8]United States Treasury Notes 2-Year Short Futures	300	$65,085,938	June 2010	$8,874
[8]United States Treasury Notes 5-Year Short Futures	75	$8,613,281	June 2010	$40,304
[8]United States Treasury Notes 10-Year Short Futures	75	$8,718,750	June 2010	$29,758
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$78,936
Semi-Annual Shareholder Report

At March 31, 2010, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
4/12/2010	188,125 Euros	$265,275	$11,182
4/11/2011	3,525,255 Euros	$4,975,545	$213,375
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$224,557

Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $145,460,148, which represented 13.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2010, these liquid restricted securities amounted to $145,292,946, which represented 13.0% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated companies.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $1,111,265,913.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$14,651,944	$ —	$14,651,944
Asset-Backed Securities	—	427,342,163	10,531	427,352,694
Corporate Bonds	—	252,265,041	—	252,265,041
Mortgage-Backed Securities	—	1,954,594	—	1,954,594
Collateralized Mortgage Obligations	—	101,030,536	—	101,030,536
Government Agency	—	4,049,362	—	4,049,362
U.S. Treasury	—	57,930,927	—	57,930,927
Mutual Funds	239,533,330	—	—	239,533,330
Repurchase Agreement	—	15,000,000	—	15,000,000
TOTAL SECURITIES	$239,533,330	$874,224,567	$10,531	$1,113,768,428
OTHER FINANCIAL INSTRUMENTS**	$78,936	$224,557	$ —	$303,493
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts and foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2009	$10,541
Realized gain (loss)	(21,527)
Change in unrealized depreciation	21,517
Balance as of March 31, 2010	$10,531
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at March 31, 2010.	$0
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
OPT	— Option
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

March 31, 2010 (unaudited)

Assets:
Total investments in securities, at value, including $239,533,330 of investments in affiliated issuers (Note 5) (identified cost $1,111,272,222)		$1,113,768,428
Cash		29,223
Restricted cash (Note 2)		382,500
Income receivable		4,163,890
Receivable for shares sold		5,361,499
Receivable for foreign exchange contracts		224,557
TOTAL ASSETS		1,123,930,097
Liabilities:
Payable for investments purchased	$3,435,569
Payable for shares redeemed	3,573,007
Payable for daily variation margin	87,305
Income distribution payable	304,220
Payable for investment adviser fee (Note 5)	408
Payable for distribution services fee (Note 5)	125,478
Payable for shareholder services fee (Note 5)	56,296
Accrued expenses	37,456
TOTAL LIABILITIES		7,619,739
Net assets for 121,986,652 shares outstanding		$1,116,310,358
Net Assets Consist of:
Paid-in capital		$1,210,297,851
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		2,786,441
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(97,398,481)
Undistributed net investment income		624,547
TOTAL NET ASSETS		$1,116,310,358
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($455,181,349 ÷ 49,740,282 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.15
Offering price per share	$9.15
Redemption proceeds per share	$9.15
Institutional Service Shares:
Net asset value per share ($459,875,790 ÷ 50,254,099 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.15
Offering price per share	$9.15
Redemption proceeds per share	$9.15
Class A Shares:
Net asset value per share ($201,253,219 ÷ 21,992,271 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.15
Offering price per share (100/98.00 of $9.15)	$9.34
Redemption proceeds per share	$9.15

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended March 31, 2010 (unaudited)

Investment Income:
Interest		$9,520,297
Dividends received from affiliated issuers (Note 5)		1,870,019
Investment income allocated from affiliated partnership (Note 5)	$449,635
Expenses allocated from affiliated partnership (Note 5)	(433)
Net income allocated from affiliated partnership		449,202
TOTAL INCOME		11,839,518
Expenses:
Investment adviser fee (Note 5)	2,625,888
Administrative personnel and services fee (Note 5)	340,411
Custodian fees	20,909
Transfer and dividend disbursing agent fees and expenses	94,693
Directors'/Trustees' fees	2,490
Auditing fees	11,728
Legal fees	3,406
Portfolio accounting fees	79,716
Distribution services fee — Institutional Service Shares (Note 5)	506,352
Distribution services fee — Class A Shares (Note 5)	221,987
Shareholder services fee — Institutional Service Shares (Note 5)	202,707
Shareholder services fee — Class A Shares (Note 5)	184,989
Account administration fee — Institutional Service Shares	303,645
Share registration costs	88,310
Printing and postage	25,758
Insurance premiums	2,708
Taxes	27,943
Miscellaneous	1,701
TOTAL EXPENSES	4,745,341
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,765,122)
Waiver of administrative personnel and services fee	(7,361)
Waiver of distribution services fee — Institutional Service Shares	(101,270)
Waiver of distribution services fee — Class A Shares	(650)
TOTAL WAIVERS AND REIMBURSEMENT		$(1,874,403)
Net expenses			$2,870,938
Net investment income			8,968,580
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments			1,195,233
Net realized loss on futures contracts			(570,083)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			28,115
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			7,611,395
Net change in unrealized appreciation of futures contracts			78,936
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			8,343,596
Change in net assets resulting from operations			$17,312,176

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2010	Year Ended 9/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,968,580	$13,112,182
Net realized gain (loss) on investments including allocation from affiliated partnership, futures contracts and foreign currency transactions	653,265	(1,399,492)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	7,690,331	17,153,865
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,312,176	28,866,555
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,711,608)	(5,568,015)
Institutional Service Shares	(3,739,077)	(5,942,096)
Class A Shares	(1,283,854)	(1,123,322)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,734,539)	(12,633,433)
Share Transactions:
Proceeds from sale of shares	663,302,593	500,804,137
Net asset value of shares issued to shareholders in payment of distributions declared	7,325,167	10,968,027
Cost of shares redeemed	(284,415,319)	(196,942,925)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	386,212,441	314,829,239
Change in net assets	394,790,078	331,062,361
Net Assets:
Beginning of period	721,520,280	390,457,919
End of period (including undistributed net investment income of $624,547 and $390,506, respectively)	$1,116,310,358	$721,520,280

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

March 31, 2010 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

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Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2010, the Fund had no outstanding securities on loan.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at March 31, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.629%, 2/3/2029	7/9/1999	$394,301	$149,321
KLIO Funding Ltd. 2004-1A, Class A1, 0.799%, 4/23/2039	10/30/2006	$1,391,144	$7,350
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$10,531

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	—	Payable for daily variation margin	$(78,936)*
Foreign exchange contracts	Receivable for foreign exchange contracts	$224,557	—	—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$224,557		$(78,936)
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(570,083)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$78,936	$ —	$78,936
Foreign exchange contracts	—	418,021	418,021
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Total	$78,936	$418,021	$496,957

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	29,901,953	$272,790,690	10,710,617	$95,373,600
Shares issued to shareholders in payment of distributions declared	274,339	2,503,417	496,013	4,325,667
Shares redeemed	(6,192,510)	(56,469,129)	(6,893,917)	(60,079,085)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	23,983,782	$218,824,978	4,312,713	$39,620,182
	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	26,293,289	$239,697,058	34,473,545	$303,135,615
Shares issued to shareholders in payment of distributions declared	397,789	3,628,582	644,549	5,645,820
Shares redeemed	(18,479,062)	(168,204,384)	(12,247,800)	(106,964,178)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	8,212,016	$75,121,256	22,870,294	$201,817,257
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	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,530,465	$150,814,845	11,517,800	$102,294,922
Shares issued to shareholders in payment of distributions declared	130,754	1,193,168	113,526	996,540
Shares redeemed	(6,547,091)	(59,741,806)	(3,376,599)	(29,899,662)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	10,114,128	$92,266,207	8,254,727	$73,391,800
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	42,309,926	$386,212,441	35,437,734	$314,829,239

4. FEDERAL TAX INFORMATION

At March 31, 2010, the cost of investments for federal tax purposes was $1,111,265,913. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and futures contracts was $2,502,515. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,656,776 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,154,261.

At September 30, 2009, the Fund had a capital loss carryforward of $96,658,720 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$7,077,772
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477
2014	$7,195,870
2015	$2,881,559
2016	$2,623,709
2017	$3,321,296
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the Adviser waived $1,673,854 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,361 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, FSC voluntarily waived $101,920 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2010, FSC retained $552,097 of fees paid by the Fund.

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Sales Charges

Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2010, FSC retained $281 of sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2010, FSSC received $1,411 of fees paid by the Fund. For the six months ended March 31, 2010, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.80% and 0.90%, respectively (the “Fee Limit”), through the later of (the “Termination Date”): (a) November 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2010, the Adviser reimbursed $91,268. Transactions with the affiliated companies during the six months ended March 31, 2010, were as follows:

Affiliates	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	289,015	552,366	—	841,381	$20,992,823	$449,635
Federated Mortgage Core Portfolio	2,007,987	50,113	—	2,058,100	20,766,233	510,497
Federated Project and Trade Finance Core Fund	657,993	8,061	—	666,054	6,613,919	80,058
High Yield Bond Portfolio	3,380,002	1,452,041	—	4,832,043	30,876,756	1,132,573
Prime Value Obligations Fund, Institutional Shares	150,780,705	443,307,421	433,804,527	160,283,599	160,283,599	146,891
TOTAL OF AFFILIATED TRANSACTIONS	157,115,702	445,370,002	433,804,527	168,681,177	$239,533,330	$2,319,654

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2010, were as follows:

Purchases	$406,065,346
Sales	$104,455,699

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the Fund did not utilize the LOC.

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8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Change in Independent Registered Public Accounting Firm

On May 14, 2010, the Fund's Directors, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. On the same date, the Fund's previous independent registered public accounting firm, Ernst & Young LLP (E&Y) resigned. The previous reports issued by E&Y on the Fund's financial statements for the fiscal years ended September 30, 2008 and September 30, 2009, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years September 30, 2008 and September 30, 2009 and the interim period commencing October 1, 2009 and ending May 14, 2010: (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Semi-Annual Shareholder Report

As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending September 30, 2010. During the Fund's fiscal years ended September 30, 2008 and September 30, 2009, and the interim period commencing October 1, 2009, and ending May 14, 2010, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

Federated Ultrashort Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q754
Cusip 31428Q747

G02603-01 (5/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	May 17, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 17, 2010